Earnings per share	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earnings per share

26. Earnings per share

	2020	2019	2018
Profit attributed to controlling shareholders	119,554	177,079	126,338
Weighted average number of common shares issued (thousands)	56,681	53,802	53,750
Effect from dilution – shares	420	306	64
Weighted average number of common shares issued adjusted by the dilution effect	57,101	54,108	53,813
Basic earnings per share	2.1092	3.2913	2.3505
Diluted earnings per share	2.0937	3.2727	2.3477